Schedule of Detailed information of Warrants issued (Details) - 12 months ended Mar. 31, 2023 - Warrant reserve [member] shares in Thousands		$ / shares shares	₨ / shares shares
Macquarie corporate holdings pty limited [member]
IfrsStatementLineItems [Line Items]
Number of shares		46,458	46,458
Date of issue		24-Jul-15	24-Jul-15
Exercise price | (per share)		$ 26.90	₨ 2,040.90
Expiration date	[1]	24-Jul-23	24-Jul-23
Innoven Capital [Member]
IfrsStatementLineItems [Line Items]
Number of shares		154,000	154,000
Date of issue		12-Sep-17	12-Sep-17
Exercise price | (per share)		$ 12	₨ 910.44
Expiration date		12-Sep-22	12-Sep-22

[1]	Subsequent to balance sheet date, on July 24, 2023, these outstanding warrants lapsed unexercised.